Intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Intangible assets

9 Intangible assets

	2018

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 1 January	44,147	447	73,120	71	117,785

Differences on exchange	2,024	–	4,483		6,507

Additions

– internal development	–	–	–	120	120

– acquisitions (note 24)	14	–	13	–	27

– separately acquired	–	–	62	–	62

Reallocations	(22)	58	30	(66)	–

Amortisation charge	–	(102)	(342)	–	(444)

Impairment	–	–	(44)	–	(44)

31 December

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 31 December	46,163	403	77,322	125	124,013

	2017

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	11,023	1,054	1,255	60	13,392

Accumulated amortisation and impairment		(616)	(659)		(1,275)

Net book value at 1 January	11,023	438	596	60	12,117

Differences on exchange	(1,189)	(3)	(2,669)	–	(3,861)

Additions

– internal development	–	–	–	87	87

– acquisitions (note 24)	34,313	33	75,488	4	109,838

– separately acquired	–	29	98	–	127

Reallocations	–	80	–	(80)	–

Amortisation charge	–	(88)	(268)	–	(356)

Impairment	–	(42)	(125)	–	(167)

31 December

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 31 December	44,147	447	73,120	71	117,785

Included in computer software and assets in the course of development are internally developed assets with a carrying value of £523 million (2017: £459 million). The costs of internally developed assets include capitalised expenses of employees working full time on software development projects, third-party consultants, and software licence fees from third-party suppliers.

The Group has £6 million future contractual commitments (2017: £16 million) related to intangible assets.

Trademarks and similar intangibles with indefinite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI with indefinite lives amounting to £73,885 million (2017: £69,562 million).

The trademarks and similar intangibles have been tested for impairment in line with the following methodology. The recoverable amounts of trademarks and similar intangibles with indefinite lives have been determined on a value-in-use basis. The value-in-use calculations use cash flows based on detailed brand budgets prepared by management using projected sales volumes and projected brand profitability covering a five-year to 10-year horizon depending on the brand and, thereafter, grown into perpetuity. The brand budgets include an allocation for corporate costs based on volumes. The discount rate of 6.5% and long-term growth rates applied to the brand value-in-use calculations have been determined by local management based on experience, specific market and brand trends, pricing expectations and costs. The brand budgets are incorporated into the budget information used in the goodwill impairment review below. Following the application of a reasonable range of sensitivities, there was no indication of impairment.

Trademarks and similar intangibles with definite lives

Included in the net book value of trademarks and similar intangibles are trademarks relating to the acquisition of RAI £3,013 million (2017: £3,097 million), Skandinavisk Tobakskompagni (ST) £209 million (2017: £230 million) and TDR d.o.o.  £40 million (2017: £61 million).

During 2018, a purchase price allocation adjustment was recognised in respect of the provisional goodwill recognised as a result of the Group acquiring certain tobacco assets, including a distribution company, from Bulgartabac Holdings AD in Bulgaria. The provisional goodwill of £22 million was reclassified to trademarks and similar intangibles with definite lives.

Impairment testing for goodwill

Goodwill of £46,163 million (2017: £44,147  million) is included in intangible assets in the balance sheet of which the following are the significant acquisitions: RAI £35,117 million (2017: £33,062 million); Rothmans Group £4,856 million (2017: £4,834 million); Imperial Tobacco Canada £2,307 million (2017: £2,367 million); ETI (Italy) £1,478 million (2017: £1,462 million) and ST (principally Scandinavia) £1,111 million (2017: £1,102 million). The principal allocations of goodwill in the Rothmans’ acquisition are to the cash-generating units of Europe and South Africa, with the remainder mainly relating to operations in the domestic and export markets in the United Kingdom and operations in APME.

As a consequence of the Group’s new regional structure effective 1 January 2018, goodwill allocated to the Western Europe cash-generating unit (2017: £4,033 million and pre-tax discount rate of 7.3%) has been combined with the goodwill allocated to the Eastern Europe cash-generating unit (2017: £980 million and pre-tax discount rate of 8.1%) to create the new Europe cash-generating unit.

In 2018, goodwill was allocated for impairment testing purposes to 19 (2017: 19) individual cash-generating units – one in the United States (2017: one), five in APME (2017: five), six in AMSSA (2017: six) and seven in ENA (2017: seven).

	2018		2017

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash Generating Unit

RAI	35,117	7.7	33,062	7.7

Canada	2,307	7.5	2,367	7.5

Europe	5,069	7.5	5,013	7.3 / 8.1

South Africa	605	10.6	661	9.6

Australia	740	7.9	775	7.9

Singapore	615	6.6	591	6.6

Malaysia	448	8.2	431	8.3

Other	1,262		1,247

Total	46,163		44,147

The recoverable amounts of all cash-generating units have been determined on a value-in-use basis. The key assumptions for the recoverable amounts of all units are the budgeted volumes, operating margins and long-term growth rates, which directly impact the cash flows, and the discount rates used in the calculation. The long-term growth rate is used purely for the impairment testing of goodwill under IAS 36 Impairment of Assets and does not reflect long-term planning assumptions used by the Group for investment proposals or for any other assessments.

Pre-tax discount rates of between 6.6% and 22.0% (2017: 6.6% and 19.2%) were used, based on the Group’s weighted average cost of capital, taking into account the cost of capital and borrowings, to which specific market-related premium adjustments are made. These adjustments are derived from external sources and are based on the spread between bonds (or credit default swaps, or similar indicators) issued by the US or comparable governments and by the local government, adjusted for the Group’s own credit market risk. For ease of use and consistency in application, these results are periodically calibrated into bands based on internationally recognised credit ratings. The long-term growth rates and discount rates have been applied to the budgeted cash flows of each cash-generating unit. These cash flows have been determined by local management based on experience, specific market and brand trends, pricing expectations and costs, and have been endorsed by Group management as part of the consolidated Group budget.

The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a 10-year horizon with growth of 4% in years 2 to 10, including 2% inflation (2017: 1% inflation), where after a total growth rate of 2% (2017: 2%) has been assumed. A 10-year horizon is considered appropriate based on the Group’s history of profit and cash growth, its well-balanced portfolio of brands and the industry in which it operates. In some instances, such as recent acquisitions, start-up ventures or in specific cases, the valuation is expanded to reflect the medium-term plan of the country or market management spanning five years or beyond. If discounted cash flows for cash-generating units should fall by 10%, or the discount rate was increased at a post-tax rate of 1%, there would be no impairment.

On 15th November 2018, the U.S. Food and Drug Administration (FDA) announced an intention to ban flavoured vaping products and menthol cigarettes. Market speculation in the days leading up to the announcement over the financial impact of a possible menthols ban had a significant negative impact on the share price of the Group.

However, the Group does not believe that there is an impairment trigger at this stage on either the Newport brand or the US goodwill for the following reasons:

•	the multitude of procedures embedded in the comprehensive rule-making process;
•	the possibility that any proposed regulation fails to withstand judicial review;
•	the possibility that any proposed regulation would not apply to the US market for several years;
•	the uncertainty surrounding how any potential regulation will affect the manufacture and marketing of Newport; and
•	the lack of any other indicators of impairment in relation to the US business.

The Group will continue to monitor developments in relation to the proposed ban on flavoured vaping products and menthol cigarettes.